Financial assets - Disclosure of detailed information about redeemable preference shares with no fixed redemption date (Details) - J V Finco [Member] - preference shares held in the joint venture [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Number of shares, beginning of year	137,400,000
Balance, beginning of year	$ 78,299	$ 108,025
Fair value adjustment for the year	$ (873)	7,774
Redemption of preferred shares during the year, shares	(5,000,000)
Redemption of preferred shares during the year	$ (5,000)	(37,500)
Balance, end of year	$ 72,426	$ 78,299
Number of shares, end of year	132,400,000	137,400,000